SUBSEQUENT EVENTS (Details Narrative) - Subsequent Event [Member]	Sep. 15, 2026 $ / shares shares	Aug. 03, 2026 USD ($)	Aug. 03, 2026 SGD ($)
Subsequent Event [Line Items]
Conversion price | $ / shares	$ 0.41
Debt instrument interest rate stated percentage	4.99%
Restricted Stock Units (RSUs) [Member]
Subsequent Event [Line Items]
Stock issued during period shares conversion of convertible securities	1,811,848
Restricted Stock Prefunded Warrants [Member]
Subsequent Event [Line Items]
Stock issued during period shares conversion of convertible securities	214,865
Unsecured Loan Agreements [Member]
Subsequent Event [Line Items]
Debt instrument, face amount		$ 830,952	$ 1,047,000